BALANCE SHEETS (USD $)	Feb. 28, 2014	Feb. 28, 2013
ASSETS
Cash and cash equivalents	$ 3,002,442	$ 4,352,691
Restricted cash	214,751	214,455
Accounts receivable, net	6,808,401	5,707,019
Prepaid expenses and other current assets	415,507	772,029
Total current assets	10,441,101	11,046,194
Intangible assets held for sale		3,500,000
Property and equipment, net	322,628	82,737
Goodwill	35,060,183	35,060,183
Intangible assets, net	21,203,081	25,812,037
Deposits	162,555	238,011
TOTAL ASSETS	67,189,548	75,739,162
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	4,411,606	4,812,086
Accrued liabilities	2,628,635	2,614,365
Deferred revenue	807,598	851,847
Acquisition related contingent consideration	2,210,045
Total current liabilities	10,057,884	8,278,298
Deferred tax liability, net	3,376,383	3,517,652
Accrued liabilities	55,059	82,002
TOTAL LIABILITIES	13,489,326	11,877,952
STOCKHOLDERS' EQUITY:
Common stock, $.0001 par value; 250,000,000 shares authorized; 154,661,916 and 129,554,226 shares issued and outstanding, respectively.	15,466	12,955
Additional paid-in capital	187,333,089	175,241,799
Accumulated deficit	(133,648,333)	(111,393,544)
Total stockholders' equity	53,700,222	63,861,210
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 67,189,548	$ 75,739,162